Cover	Sep. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	814-00638
Entity Registrant Name	Oxford Square Capital Corp.
Entity Central Index Key	0001259429
Entity Tax Identification Number	20-0188736
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	8 Sound Shore Drive
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	983-5275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OXSQ
Security Exchange Name	NASDAQ
5.50% Notes due 2028
Title of 12(b) Security	5.50% Notes due 2028
Trading Symbol	OXSQG
Security Exchange Name	NASDAQ
7.75% Notes due 2030
Title of 12(b) Security	7.75% Notes due 2030
Trading Symbol	OXSQH
Security Exchange Name	NASDAQ